Income taxes (Details) - Schedule of income tax expense - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal				$ 4,316
State			17,551	5,755
Foreign			495,058	287,682
Total current			512,609	297,753
Deferred:
Federal
State
Foreign			(13,442)	7,603
Total provision	$ 120,518	$ 61,691	$ 499,167	$ 305,356